CHANGE IN ACCOUNTING POLICY (Details Textual) - USD ($)	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Retained Earnings (Accumulated Deficit)	$ (21,076,464)	$ (13,007,062)	$ (6,300,655)
Scenario, Previously Reported [Member]
Retained Earnings (Accumulated Deficit)	$ (15,588,554)	$ (11,651,980)	$ (12,688,128)